Inventories (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Inventories
Finished Goods	€ 672,851	€ 687,615
Health care supplies	343,351	362,307
Raw materials and purchased components	193,295	214,286
Work in process	81,282	73,269
Inventories	1,290,779	1,337,477
Unconditional purchase agreement of materials	378,853
Committed purchase agreements of materials	208,967
Allowances on Inventories	€ 47,329	€ 37,602
Minimum
Inventories
Term of unconditional purchase agreements	1 year
Maximum
Inventories
Term of unconditional purchase agreements	5 years